Share capital (Share Issuances) (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 03, 2019 CAD ($) $ / shares shares	Jul. 26, 2019 USD ($) shares	Jul. 26, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)
Disclosure of classes of share capital [line items]
Share capital issue | $				$ 284,673	$ 212,943
Issuance of common shares | shares				86,607,305	43,402,434
Number of shares reserved for issuance as a percent of total common shares issued and oustanding				10.00%
Maximum term of stock options				Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years
Weighted average fair value at grant | $ / shares				$ 0.98	$ 1.47
Shares outstanding, amount | $				$ 139,013	$ 84,196	$ 88,058
Restricted Share [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share | shares				89,196	86,692
Shares outstanding, amount | $				$ 300	$ 100
Deferred Share Units [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share | shares				323,333	337,137
Percentage of quarterly director fee payments earned as awards of deferred share units				20.00%
Sandstorm Gold Ltd [Member]
Disclosure of classes of share capital [line items]
Share capital issue | $	$ 10,000
Weighted average price | $ / shares	$ 2.09
Issuance of common shares | shares	4,784,689
Mr. Eric Sprott [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Share capital issue | $		$ 10,000	$ 10,000
Common shares price | $ / shares			$ 3.30
Issuance of common shares | shares		3,955,454	3,955,454
Transaction costs | $		$ 400
Warrants issued | shares		118,664	118,664
Exercise price | $ / shares			$ 3.37
Period of warrants		3 years